CHAPMAN AND CUTLER LLP                             111 WEST MONROE STREET
                                                 CHICAGO, ILLINOIS  60603


                         April 19, 2011


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Attn:  Vincent DiStefano


Re:                        FT 2935
          High-Yield Closed-End and Short Treasury ETF
                  Portfolio Series (the "Trust")

Dear Mr. DiStefano:

     Included herewith please find a copy of Amendment No. 1 to the Registration Statement for the above referenced unit investment trust as filed with the Securities and Exchange Commission (the "Commission") on April 19, 2011. First Trust
Portfolios L.P. ("First Trust" or "Sponsor") will act as depositor and sponsor of the Trust. The Trust will invest in a portfolio of closed-end funds and an exchange-traded fund ("ETF"). As the ETF in which the Trust will invest is structured as an open-end management investment company, the Trust is not eligible to go automatically effective in reliance on Rule 487 under the Securities Act of 1933, as amended (the "Securities Act"). A recent example of a similar unit investment trust, which has included ETFs in its portfolio is FT 2884 (File No. 333-172802), declared effective by the Commission on April 15, 2011.

     The purpose of this Amendment is to update the prospectus in
accordance  with  the  comments  raised  in  your  letter   dated
March 25, 2011.

     Your letter contained the following comments regarding the registration statement for the Trust: "Please identify the types of securities in which the short treasury ETF will invest. Disclose the principal risks of investing in such securities."

     In response, the following disclosure has been added to the "Portfolio" section of the Trust's prospectus, under the heading
"Short Treasury ETFs":

     "The short ETF held by the Trust invests in financial instruments ("derivatives") whose value is derived from the value of an underlying asset, interest rate or index. The advisor of the ETF believes these derivatives should have similar daily return characteristics as the inverse of the daily return of the Barclays Capital 20+ Year U.S. Treasury Bond Index. The derivatives included in the short ETF principally consist of swap agreements between the ETF and a counterparty. Swap agreements are contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index. Assets of the short ETF not invested in derivatives will typically be held in short-term money market instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles."

     In addition, the risk disclosure under "Risk Factors" has been enhanced to include additional disclosure concerning the principal risks of investing in the derivatives and debt instruments held by the short treasury ETF included in the Trust portfolio.

     We are advised that First Trust proposes to deposit securities and to activate the subject Trust on or about April 21, 2011, or shortly thereafter, depending on market conditions. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of First Trust that the Registration Statement filed under the Securities Act be made effective. Based upon the foregoing, as specified in Securities Act Release No. 6510, we respectfully request selective review of the inclusion in the Trust of the ETFs by the staff of the Commission and ask that the Trust be granted effectiveness by the staff as early as possible on April 21, 2011. Inasmuch as the Trust is not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission. Therefore, for purposes of Securities Act Release No. 5196, there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

     No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (file No. 811-05903) are intended to apply not only to that series of the fund, but to all "subsequent series" as well.

     In the event that there are any questions in respect hereto, or if there is any way in which we can be of assistance, please do not hesitate to telephone either the undersigned at (312/845-
3017) or Eric F. Fess at (312/845-3781).

                                    Very truly yours,

                                    CHAPMAN AND CUTLER LLP


                                    By /s/ Brian D. Free
                                       ---------------------------------
                                               Brian D. Free

cc:  Eric F. Fess
     W. Scott Jardine

Enclosure